United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
December 31, 2007

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:   Dudley & Shanley, LLC
Address:  130 Maple Avenue
          Suite EB2
          Red Bank, NJ 07701

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    732.936.1030

Signature, Place, and Date of Signing:

Frank E. Shanley, Red Bank, NJ, January 15, 2008

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers: 0

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers: None

No.    13F    File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T, Inc.                     COM              00206R102      325     7830 SH       Sole                     7830
Anadarko Petroleum             COM              032511107    15667   238500 SH       Sole                   238500
Bayou Bend Petroleum           COM              073014102      381   700000 SH       Sole                   700000
Consol Energy, Inc.            COM              20854P109    19356   270640 SH       Sole                   270640
Ecolab Inc.                    COM              278865100    14585   284800 SH       Sole                   284800
Exelon Corp.                   COM              30161N101      131     1600 SH       Sole                     1600
Fastenal Co.                   COM              311900104    12280   303800 SH       Sole                   303800
Gardner Denver, Inc.           COM              365558105    11906   360800 SH       Sole                   360800
General Electric Co            COM              369604103      115     3100 SH       Sole                     3100
Goldcorp Inc.                  COM              380956409    15377   453200 SH       Sole                   453200
Hathor Exploration             COM              419018106      459   660000 SH       Sole                   660000
Henry Schein Inc.              COM              806407102    19943   324800 SH       Sole                   324800
Japan Small Cap. Fd            COM              47109U104      380    40000 SH       Sole                    40000
Linear Technology              COM              535678106    17315   543975 SH       Sole                   543975
Mettler-Toledo Int'l           COM              592688105    20880   183475 SH       Sole                   183475
Paychex, Inc.                  COM              704326107    10616   293100 SH       Sole                   293100
Portfolio Recovery             COM              73640Q105    11962   301550 SH       Sole                   301550
Pro Shares USF                 COM              74347R628      400     4000 SH       Sole                     4000
ProShares US China             COM              74347R321      461     6000 SH       Sole                     6000
Robert Half Int'l              COM              770323103    10671   394650 SH       Sole                   394650
St. Mary Land & Exp.           COM              792228108    37763   978050 SH       Sole                   978050
Sysco Corp.                    COM              871829107    13595   435600 SH       Sole                   435600
Tapango Resources              COM              875932105       68   150000 SH       Sole                   150000
Thompson Creek Mtls            COM              884768102      941    55000 SH       Sole                    55000
Walgreen Co.                   COM              931422109    14866   390400 SH       Sole                   390400
Waters Corporation             COM              941848103    21113   267012 SH       Sole                   267012